Pension and Other Postretirement Benefits - Schedule of Effect of Significant Unobservable Inputs (Detail) (Commingled equity funds [Member], Level 3 - Significant unobservable inputs [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Beginning balance	$ 127,467	$ 100,273
Actual return on plan assets, Relating to assets still held/Sold during the period	21,903	21,552
Purchases	45,700	6,800
Sales		(1,500)
Settlements
Transfers in and/or out of Level 3
Ending balance	195,070	127,467
Realized [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Actual return on plan assets, Relating to assets still held/Sold during the period		$ 342